Stockholders' equity (Shares Repurchase Program) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Total stock repurchases, Shares	1.2	4.6	3.3	2.9	0.9	0.0	0.0	0.0	0.0	0.0	0.0	9.1	12.0	0.9	9.1
Total stock repurchases	$ 184	$ 703	$ 515	$ 451	$ 153	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 771	$ 1,853	$ 153	$ 771